FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Liabilities (Details) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions	R$ 4,184,525	R$ 4,379,851
Finance costs	11,337,430	4,706,535	R$ 2,527,506
Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Finance costs	95,356	96,752
Other financial liabilities [member] | Rumo S.A. [member]
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions	R$ 342,276	R$ 817,869
Average rate	12.42%	14.53%
Average payment term to suppliers	111 days	109 days
Other financial liabilities [member] | Moove [member]
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions	R$ 175	R$ 64,099
Annual interest rate	CDI + 2.5% p.a.	CDI + 2.5% p.a.
Average payment term to suppliers	103 days	102 days